United States
Securities And Exchange Commission
Washington, D.C.  20549


Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:   09/30/2008

Check here if Amendment [  ];   Amendment Number: ___________
  This Amendment (Check only one.):      [  ] is a restatement.
  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yale Capital Corp.
Address: 111 Second Avenue NE Suite 503
         St. Petersburg,  FL  33701

Form 13F File Number:   28-11437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting manger:

Name:    Catherine Cheshire
Title:   CCO
Phone:   727-823-0006

Signature, Place and Date of Signing:

Catherine Cheshire      St. Petersburg, Florida             11/14/2008
[Signature]                       [City,State]                 [Date]

Report Type (Check only one.):

[X]  13F Holdings Report.

[  ]  13F Notice.

[  ]  13F Combination Report.




Form 13F Summary Page



Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  164

Form 13F Information Table Value Total:  215,991 (valuex1000)





Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed.




FORM 13F INFORMATION TABLE

 												         Voting Authority
Name of Issuer			Title	CUSIP		Value 	Amount	SH/  Put/  Investment  Other    Sole  Shared  None
				Of				(x1000)	PRN  call  Discretion  Managers
				Class
----------------------------------------------------------------------------------------------------------------------------

1/100 Berkshire Hathway         CL A	84670108	3,918	3,000	SH		Sole		3,000
99 Cents Only Stores             COM	65440k106       247	22,524	SH		Sole		22,524
A T & T Corp New                 COM	00206R102       874	31,314	SH		Sole		31,314
Affiliated Managers Grp          COM	8252108		279	3,366	SH		Sole		3,366
Agree Realty Corp                COM	8492100		751	26,273	SH		Sole		26,273
Alico Inc                        COM	16230104	356	7,500	SH		Sole		7,500
Alliance Holdings GP    COM UNITS LP	01861G100       291	14,550	SH		Sole		14,550
Altria Group Inc                 COM	02209S103       500	25,207	SH		Sole		25,207
Ameren Corporation               COM	23608102	266	6,805	SH		Sole		6,805
AmeriGas Partners       UNIT L P INT	30975106	549	18,025	SH		Sole		18,025
Anadarko Petroleum Corp          COM	32511107	1,451	29,918	SH		Sole		29,918
Apache Corp                      COM	37411105	4,053	38,865	SH		Sole		38,865
Apple Computer Inc               COM	37833100	371	3,261	SH		Sole		3,261
Asbury Automotive Group          COM	43436104	307	26,665	SH		Sole		26,665
Atlas Pipeline Part Lp  UNIT L P INT	49392103	265	10,400	SH		Sole		10,400
Bank Of America Corporation      COM	60505104	685	19,574	SH		Sole		19,574
Baytex Energy TRUST       TRUST UNIT	73176109	429	17,345	SH		Sole		17,345
Bb&T Corporation                 COM	54937107	347	9,183	SH		Sole		9,183
Berkshire Hathaway Cl B         CL B	84670207	5,705	1,298	SH		Sole		1,298
Block H & R Incorporated         COM	93671105	295	12,969	SH		Sole		12,969
Blyth Inc                        COM	09643P108       126	11,115	SH		Sole		11,115
Boardwalk Pipeline    UT LTD PARTNER	96627104	1,174	57,007	SH		Sole		57,007
Boston Properties Inc            COM	101121101	595	6,355	SH		Sole		6,355
Buckeye GP Holdings     COM UNITS LP	118167105	172	11,130	SH		Sole		11,130
Buckeye Partners Uts  UNIT LTD PARTN	118230101	553	14,903	SH		Sole		14,903
C H Robinson Worldwd New     COM NEW	12541W209       354	6,944	SH		Sole		6,944
Campbell Soup Company            COM	134429109	243	6,289	SH		Sole		6,289
Chevrontexaco Corp               COM	166764100	975	11,825	SH		Sole		11,825
Cintas Corp			 COM	172908105	246	8,559	SH		Sole		8,559
Citigroup Inc                    COM	172967101	498	24,271	SH		Sole		24,271
Coca Cola Company                COM	191216100	592	11,203	SH		Sole		11,203
Cohen & Steers Select Fund       COM	19248A109       731	45,950	SH		Sole		45,950
Conocophillips                   COM	20825C104       909	12,408	SH		Sole		12,408
Consolidated Edison Inc          COM	209115104	287	6,683	SH		Sole		6,683
Copano Energy Llc          COM UNITS	217202100	1,035	42,325	SH		Sole		42,325
Cross Timbers Royalty Tr     TR UNIT	22757R109       253	5,500	SH		Sole		5,500
Devon Energy Cp New              COM	25179M103       3,410	37,390	SH		Sole		37,390
Diamond Offshr Drilling          COM	25271C102       206	2,000	SH		Sole		2,000
Du Pont E I De Nemour&Co         COM	263534109	700	17,379	SH		Sole		17,379
Duke Energy Corporation          COM	26441C105       259	14,869	SH		Sole		14,869
Duncan Energy Ptnrs LP	   COM UNITS	265026104	227	14,235  SH		Sole		14,235
Enbridge Energy Mgmt   SHS UNITS LLI	29250X103       1,101	26,290	SH		Sole		26,290
Enbridge Energy Ptnrs LP         COM	29250R106       3,490	87,725	SH		Sole		87,725
Energizer Holding Inc            COM	29266R108       367	4,561	SH		Sole		4,561
Energy Transfer Equity   COM UT LTD PTN	29273V100       880	40,479	SH		Sole		40,479
Energy Transfer Partners UNIT LTD PARTN	29273R109       3,643	98,901	SH		Sole		98,901
Enerplus Resources Fund   UNIT TR G NEW	29274D604       2,520	67,761	SH		Sole		67,761
Enterprise Grp Hldgs     UNIT LP INT	293716106	423	17,992	SH		Sole		17,992
Enterprise Prd Prtnrs LP         COM	293792107	6,256	242,766	SH		Sole		242,766
Entertainment Props   COM SH BEN INT	29380T105       2,559	46,766	SH		Sole		46,766
Equity Residential Props  SH BEN INT	29476L107       6,932	156,081	SH		Sole		156,081
Europe 2001 HOLDRS    DEPOSITRY RCPT	29875G105       3,228	55,600	SH		Sole		55,600
Exxon Mobil Corporation          COM	30231G102       804	10,348	SH		Sole		10,348
F P L Group Incorporated         COM	302571104	321	6,386	SH		Sole		6,386
Ferrellgas Partners LP UNIT LTD PART	315293100	4,448	243,075	SH		Sole		243,075
Fifth Third Bancorp              COM	316773100	124	10,425	SH		Sole		10,425
Finisar Corp                     COM	31787A101       53	52,185	SH		Sole		52,185
First Israel Fund                COM	32063L100       443	35,290	SH		Sole		35,290
General Dynamics Corp.           COM	369550108	257	3,493	SH		Sole		3,493
General Electric Company         COM	369604103	1,621	63,559	SH		Sole		63,559
General Motors Corp              COM	370442105	119	12,600	SH		Sole		12,600
Genesis Energy Lp     UNIT LTD PARTN	371927104	320	22,375	SH		Sole		22,375
Goldman Sachs Group Inc          COM	38141G104       2,204	17,220	SH		Sole		17,220
Great Plains Energy Inc          COM	391164100	252	11,330	SH		Sole		11,330
Halliburton Co Hldg Co           COM	406216101	234	7,220	SH		Sole		7,220
HCP Inc.                         COM	40414L109	1,003	24,985	SH		Sole		24,985
Healthcare Realty Trust          COM	421946104	926	31,757	SH		Sole		31,757
Hewlett-Packard Company          COM	428236103	245	5,304	SH		Sole		5,304
Hospitality PropertiesCOM SH BEN INT	44106M102       287	14,004	SH		Sole		14,004
Inergy Holdings Lp               COM	45661Q107       604	23,682	SH		Sole		23,682
International Business Machine   COM	459200101	782	6,686	SH		Sole		6,686
iShares Dow Jones     DJ SEL DIV INX	464287168	458	8,610	SH		Sole		8,610
iShares MSCI Brazil Idx  MSCI BRAZIL	464286400	575	10,203	SH		Sole		10,203
iShares MSCI EAFE      MSCI EAFE IDX	464287465	518	9,199	SH		Sole		9,199
iShares MSCI HK       MSCI HONG KONG	464286871	561	42,472	SH		Sole		42,472
iShares MSCI Japan Index  MSCI JAPAN	464286848	1,248	117,116	SH		Sole		117,116
iShares MSCI Korea Idx  MSCI S KOREA	464286772	620	15,602	SH		Sole		15,602
iShares MSCI Mexico Idx MSCI MEX INVEST	464286822	886	18,975	SH		Sole		18,975
ishares Russell Midcap   RUSSELL MCP VL	464287473	311	7,935	SH		Sole		7,935
ishares S&P 500 Growth       S&P500 GRW	464287309	324	5,700	SH		Sole		5,700
iShares S&P Midcap/BARRA S&P MC 400 GRW	464287606	4,825	64,350	SH		Sole		64,350
iShares S&P Midcap/BARRA S&P MIDCP VALU	464287705	6,542	95,227	SH		Sole		95,227
iShares S&P Smallcap/BARRA   S&P SC GRW	464287887	1,941	31,607	SH		Sole		31,607
iShares S&P Smallcap/BARRA  S&P SC VALU	464287879	4,142	63,681	SH		Sole		63,681
iShares Tr Lehman Tips	  US TIPS BD FD 464287176	944	9,315	SH		Sole		9,315
Jacobs Engineering Group        COM	469814107	270	4,966	SH		Sole		4,966
Johnson & Johnson               COM	478160104	760	10,964	SH		Sole		10,964
JP Morgan Chase & Co            COM	46625H100       3,260	69,815	SH		Sole		69,815
Kinder Morgan Energy UT LTD PARTNER	494550106	15,537	298,619	SH		Sole		298,619
Kinder Morgan Mgmt Llc          SHS	49455U100       1,109	22,539	SH		Sole		22,539
King Pharmaceuticals Inc        COM	495582108	144	15,000	SH		Sole		15,000
Kraft Foods Inc                CL A	50075N104       338	10,314	SH		Sole		10,314
Lauder Estee Co Inc            CL A	518439104	1,197	23,992	SH		Sole		23,992
Linn Energy           UNIT LTD LIAB	536020100	934	61,016	SH		Sole		61,016
Loews Corporation               COM	540424108	1,590	40,275	SH		Sole		40,275
M B I A Inc                     COM	55262C100       157	13,200	SH		Sole		13,200
Magellan Midstream Hldg COM LP INTS	55907R108       759	44,167	SH		Sole		44,167
Magellan Midstream   COM UNIT RP LP	559080106	317	9,786	SH		Sole		9,786
Medtronic Inc                   COM	585055106	1,485	29,648	SH		Sole		29,648
Merck & Co Inc                  COM	589331107	364	11,530	SH		Sole		11,530
Metlife Inc                     COM	59156R108       398	7,100	SH		Sole		7,100
Nationwide Health Propertys     COM	638620104	2,331	64,789	SH		Sole		64,789
Natural Resource Ptnr   COM UNIT LP	63900P103       1,296	51,175	SH		Sole		51,175
Northern TRUST Corp             COM	665859104	578	8,000	SH		Sole		8,000
Nustar Energy Lp	   UNIT COM     67058H102	1,123	26,440  SH		Sole		26,440
Oneok Partners LP    UNIT LTD PARTN	68268N103       4,442	87,566	SH		Sole		87,566
Oracle Corporation              COM	68389X105       299	14,728	SH		Sole		14,728
Pengrowth Energy TRUST  TR UNIT NEW	706902509	345	23,120	SH		Sole		23,120
Penn Virginia Gp Hldg COM UNIT R LIM	70788P105       433	20,715	SH		Sole		20,715
Penn Virginia Res Partners      COM	707884102	3,730	226,216	SH		Sole		226,216
Penn West Energy TRUST      TR UNIT	707885109	2,125	88,160	SH		Sole		88,160
Pepsico Incorporated            COM	713448108	293	4,117	SH		Sole		4,117
Pharmaceutical HOLDR DEPOSITRY RCPT	71712A206       890	13,400	SH		Sole		13,400
Philip Morris Intl Inc          COM	718172109	1,059	22,007	SH		Sole		22,007
Pilgrims Pride Corp             COM	721467108	34	13,500	SH		Sole		13,500
Pioneer SW Engy Ptnrs   UNIT LP INT	72388B106       266	16,000	SH		Sole		16,000
Plains All Am Pipe   UNIT LTD PARTN	726503105	3,282	82,848	SH		Sole		82,848
Plum Creek Timber Co            COM	729251108	1,399	28,059	SH		Sole		28,059
Powershs Exch Trad Fd   DYNM SC VAL	73935X864       225	15,850	SH		Sole		15,850
Powershs QQQ TRUST Ser   UNIT SER 1	73935A104       606	15,567	SH		Sole		15,567
Precision Castparts Corp        COM	740189105	207	2,630	SH		Sole		2,630
Procter & Gamble                COM	742718109	400	5,733	SH		Sole		5,733
Progress Energy Inc             COM	743263105	362	8,390	SH		Sole		8,390
Provident Energy TRUST      TR UNIT	74386K104       1,470	163,745	SH		Sole		163,745
Raytheon Company New        COM NEW	755111507	356	6,646	SH		Sole		6,646
Realty Income Corp              COM	756109104	790	30,852	SH		Sole		30,852
Regions Financial Cp New        COM	7591EP100       105	10,950	SH		Sole		10,950
Reynolds American Inc           COM	761713106	282	5,800	SH		Sole		5,800
Schlumberger Ltd                COM	806857108	203	2,600	SH		Sole		2,600
Sector Spdr Fincl Sel  SBI INT-FINL	81369Y605       242	12,185	SH		Sole		12,185
Sector Spdr Tech Sel   SBI INT-TECH	81369Y803       218	11,000	SH		Sole		11,000
Spdr Dj Wilshire Tot DJWS TOTAL MKT	78464A805       290	3,250	SH		Sole		3,250
St Joe Company                  COM	790148100	323	8,270	SH		Sole		8,270
Suburban Propane     UNIT LTD PARTN	864482104	873	26,000	SH		Sole		26,000
Suncor Energy Inc               COM	867229106	924	21,930	SH		Sole		21,930
Suntrust Banks Inc              COM	867914103	538	11,950	SH		Sole		11,950
T C Pipelines LP     UT COM LTD PRT	87233Q108       7,689	248,521	SH		Sole		248,521
Target Corporation              COM	87612E106	271	5,535	SH		Sole		5,535
Tata Motors Ltd Adr   SPONSORED ADR	876568502	84	10,925	SH		Sole		10,925
Teekay Lng Partners   PRTNRSP UNITS	Y8564M105       1,088	69,322	SH		Sole		69,322
Teppco Partners LP   UT LTD PARTNER	872384102	5,376	205,758	SH		Sole		205,758
The Charles Schwab Corp         COM	808513105	940	36,150	SH		Sole		36,150
Theragenics Corp                COM	883375107	189	60,500	SH		Sole		60,500
Time Warner Inc                 COM	887317105	470	35,821	SH		Sole		35,821
Trans1 Inc                      COM	89385X105       5,504	556,504	SH		Sole		556,504
U S Bancorp Del New         COM NEW	902973304	228	6,325	SH		Sole		6,325
United Parcel Service B        CL B	911312106	5,193	82,569	SH		Sole		82,569
United States Steel Corp        COM	912909108	388	5,000	SH		Sole		5,000
Valmont Industries Inc          COM	920253101	304	3,676	SH		Sole		3,676
Van Kampen SR Incm Tr           COM	920961109	122	30,000	SH		Sole		30,000
Vanguard Emg Mkts VIPERS    EMR MKT ETF	922042858	1,280	36,928	SH		Sole		36,928
Vanguard Intl Equities VIP  EURPEAN ETF	922042874	2,283	42,771	SH		Sole		42,771
Vanguard Large-Cap Growth    GROWTH ETF	922908736	5,485	105,060	SH		Sole		105,060
Vanguard Large-Cap Value VIP  VALUE ETF	922908744	1,288	24,580	SH		Sole		24,580
Vanguard Small-Cap Grow  SML CP GRW ETF	922908595	3,151	53,166	SH		Sole		53,166
Vanguard Small-Cap Value  SM CP VAL ETF	922908611	2,265	38,141	SH		Sole		38,141
Vanguard Total Stock Mkt    STK MRK ETF	922908769	820	14,050	SH		Sole		14,050
Vanguard Utilities VIPERS UTILITIES ETF	92204A876       371	5,405	SH		Sole		5,405
Ventas Inc                      COM	92276F100       850	17,200	SH		Sole		17,200
Verizon Communications          COM	92343V104       843	26,265	SH		Sole		26,265
Vornado Realty Trust     SH BEN INT	929042109	1,131	12,430	SH		Sole		12,430
Whitney Holding Corp            COM	966612103	896	36,938	SH		Sole		36,938
Williams Companies              COM	969457100	473	20,000	SH		Sole		20,000
Williams Partners Lp    COM UNIT LP	96950F104       226	8,750	SH		Sole		8,750
